REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 1,060,113	$ 783,279	$ 844,836
Contract with Customer, Asset, after Allowance for Credit Loss		600	1,600
(Decrease) increase in contract with customer, asset		(1,000)	(200)
Assets serving as collateral		1,260,418	1,056,543
Increase (decrease) in contract with customer liability		197,900	49,200
Revenue recognized		14,900	15,200
TotalEnergies | Affiliated entity
Disaggregation of Revenue [Line Items]
Refund liabilities (Note 6)		22,146	22,566
Asset pledged as collateral
Disaggregation of Revenue [Line Items]
Assets serving as collateral		$ 93,100	$ 61,400
Minimum
Disaggregation of Revenue [Line Items]
Payment term		30 days
Maximum
Disaggregation of Revenue [Line Items]
Payment term		45 days

[1]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).